Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents.
Cash and Cash Equivalents

5. Cash and Cash Equivalents

At September 30, 2020, the Company’s cash and equivalents were € 88,847,000 as compared to € 111,950,000 at December 31, 2019. The cash balances are held at banks with investment grade credit ratings. The cash at banks is at full disposal of the Company.